Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 8 Related Party Transactions

As of December 31, 2011, a director made advances on behalf of the Company for $10,865, which is included in Accounts payable - related party on the balance sheet.  In January 2012, this amount was repaid.

As of March 31, 2012, officers made advances on behalf of the Company for $17,599, which is included in Accounts payable - related party on the balance sheet.  In April 2012, this amount was repaid.

Note 7 Related Party Transactions

As of December 31, 2011, a Director made advances on behalf of the Company for $10,865, which is included in accounts payable - related party.  In January 2012, this amount was repaid.